Total revenue and Income (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue And Income [abstract]
Gross revenue from transaction activities and other services		R$ 914,123	R$ 599,922	R$ 1,740,333	R$ 1,113,997
Gross revenue from sales		92,123	128,060	185,853	257,738
Gross financial income	[1]	500,973	347,931	937,433	636,350
Other financial income	[2]	30,176	64,532	70,424	180,892
Total gross revenue and income		1,537,395	1,140,445	2,934,043	2,188,977
Deductions from gross revenue from transactions activities and other services	[3]	(115,174)	(84,673)	(228,389)	(155,900)
Deductions from gross revenue from sales	[4]	(28,669)	(38,651)	(54,810)	(74,343)
Deductions from gross financial income	[5]	(3,806)	(15,336)	(9,762)	(28,917)
Total deductions from gross revenue and income		(147,649)	(138,661)	(292,961)	(259,160)
Total revenue and income		R$ 1,389,746	R$ 1,001,785	R$ 2,641,082	R$ 1,929,817

[1]	Includes (a) interest income from early payment of notes payable to third parties and (b) interest on accounts receivable due in installments.
[2]	The decrease in the period refers to foreign exchange gain on the currency conversion of the IPO and follow on proceeds, for the six-month period ended June 30, 2018 in the amount of R$117,245.
[3]	Deductions consist of transactions taxes.
[4]	Deductions are composed of sales taxes and returns.
[5]	Deductions consist of taxes on financial income.